Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB	12 Months Ended
Dec. 31, 2024
Application of new and revised International Financial Reporting Standards [Abstract]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB
3.	Application of new and revised International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations and Standing Interpretations Committee (“SIC”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRS”)

a)	Amendments to IFRS and the new interpretation that are mandatorily effective for the current year

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024
Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’	January 1, 2024

The Group has adopted the above new standards, interpretations and amendments as of the effective date, as applicable. Based on the Group’s assessment, the above standards and interpretations have no significant impact to the Group’s financial condition and financial performance.

b)	New standards, interpretations and amendments in issue but not yet effective

New standards, interpretations and amendments in issue but not yet effective are as follows:

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature–dependent electricity’ and ‘Classification and Measurement of Financial Instruments’	January 1, 2026
Annual improvements to IFRS Accounting Standards–Volume 11	January 1, 2026
IFRS 19, ‘Subsidiaries without public accountability: disclosures’	January 1, 2027
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027

Based on the Group’s assessment, the above standards and interpretations will not have any significant impact to the Group’s financial condition and financial performance.